Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) $ / shares in Units, shares in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares
Provision for Doubtful Accounts		$ 0	$ 0
Change in Accounting Estimate, Depreciation Effect				$ (5,388,000)
Change in Accounting Estimate, Net Income Effect				$ 5,388,000
Change in Accounting Estimate, Earnings Per Share Effect | $ / shares				$ 0.07
Operating Expenses Increase Rate	2.76%	2.76%
Fleet Utilization	99.20%	99.20%
Vessels Impairment Loss		$ 17,959,000	$ 0	$ 0
Number of Vessels Write-down		7
Weighted Average Number of Shares Outstanding, Diluted | shares	0
Number of Reportable Segments		1
Change in Accounting Estimate, Description		In order to align the scrap rate estimates with the current historical average scrap rate, effective from January 1, 2015, the Company adjusted the estimated scrap rate used to calculate the vessels' salvage value from $0.250 to $0.300 per lightweight ton.
Minimum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	80.00%	80.00%
Maximum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	125.00%	125.00%
Vessels [Member]
Property, Plant and Equipment, Useful Life		30 years